Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Multi-Manager Small Cap Equity Strategies Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	14.77%	9.77%	8.22%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 2000 Index
Average Annual Return, Percent		18.47%	9.68%	8.03%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell® 3000 Index
Average Annual Return, Percent		26.14%	15.19%	12.36%

[1]	Effective August 1, 2024, the Fund compares its performace to the Russell® 3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.